Earnings Per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Earnings Per Ordinary Share [Abstract]
Net income (loss) attributable to Ordinary Shares	$ 13,962	$ 4,734	[1]	$ (10,113)	[1]
Weighted average number of Ordinary Shares outstanding used in basic earnings per Ordinary Share calculation	35,441	35,348	[1]	33,352	[1]
Add assumed exercise of outstanding dilutive potential Ordinary Shares	523	28
Weighted average number of Ordinary Shares outstanding used in diluted earnings per Ordinary Share calculation	35,964	35,376	[1]	33,352	[1]
Basic income from continuing operations (loss) per Ordinary Share	$ 0.05	$ 0.02	[1]	$ (0.38)	[1]
Basic income from discontinued operations per Ordinary Share	0.35	0.11	[1]	0.08	[1]
Basic net earnings (losses)	0.40	0.13	[1]	(0.30)	[1]
Diluted income from continuing operations (loss) per Ordinary Share	0.05	0.02	[1]	(0.38)	[1]
Diluted income from discontinued operations per Ordinary Share	0.34	0.11	[1]	0.08	[1]
Diluted net earnings (losses)	$ 0.39	$ 0.13	[1]	$ (0.30)	[1]
Number of options excluded from the diluted earnings per share calculation due to their anti-dilutive effect		1,538		1,151

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19